Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Schedule of Defined Contribution Plans
The Group contributed a total of
₹
 722 million,
₹
 840 million and
₹
 1,190 million ($ 16 million) for the years ended March 31, 2019, 2020 and 2021 respectively, to the following defined contribution plans.

	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2021 (US dollars in million)
Employer’s contribution to recognised provident fund and family pension fund	553	630	978	13
Employer’s contribution to superannuation	169	210	208	3
Employer’s contribution to National Pension Scheme	—	—	4	0

	722	840	1,190	16

Summary of Present Value of Obligation and Fair Value of Plan Assets
Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2021 (US dollars in million)
Fair value of plan assets	3,868	4,418	4,009	55
Present value of defined benefit obligations	(5,890)	(6,310)	(5,748)	(79)

Net liability arising from defined benefit obligations	(2,022)	(1,892)	(1,739)	(24)

Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation
Principal actuarial assumptions used to determine the present value of the Other post-employment benefit plan obligation are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
Discount rate	7.8%	6.8%	6.9%
Expected rate of increase in compensation level of covered employees	2% to 15%	2% to 15%	2% to 15%
Mortality table	IALM (2006-08)	IALM (2012-14)	IALM (2012-14)

Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss
Amounts recognised in consolidated statements of profit or loss in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2021 (US dollars in million)
Current service cost	389	411	395	5
Past service cost	3	—	—	—
Net Interest cost	162	151	130	2

Total charge to consolidated statements of profit or loss	554	562	525	7

Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income
Amounts recognised in the consolidated statements of comprehensive income in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2021 ( ₹ Million)	Year ended March 31, 2021 (US dollars in million)
Remeasurements of the net defined benefit obligation :-
Actuarial losses /(gains) arising from changes in financial assumptions	(64)	283	11	0
Actuarial losses/(gains) arising from experience adjustments	409	163	(104)	(1)
Actuarial (gains)/losses arising from changes in demographic assumptions	15	(14)	(2)	(0)
Acturial losses on Plan assets (excluding amounts included in net interest cost)	29	12	58	1

Remeasurement of the net defined benefit liability	389	444	(37)	(0)

Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation
The movement of the present value of Other post-employment benefit plan obligation is as follows:

	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2021 ( ₹ in Million)	Year ended March 31, 2021 (US dollars in million)
At 1 April	(5,464)	(5,890)	(6,310)	(86)
Acquired in business combination	(154)	—	(177)	(2)
Current service cost	(389)	(411)	(395)	(5)
Past service cost	(3)	—	—	—
Benefits paid	899	875	1,475	20
Interest cost of scheme liabilities	(419)	(452)	(436)	(6)
Actuarial (losses)/gains arising from change in assumptions	(360)	(432)	95	1

At March 31,	(5,890)	(6,310)	(5,748)	(78)

Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets
The movement in the fair value of Other post-employment benefit plan assets is as follows:

	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2021 ( ₹ in Million)	Year ended March 31, 2021 (US dollars in million)
At 1 April	3,391	3,868	4,418	60
Acquired in business combination	164	—	160	2
Contributions received	822	859	184	3
Benefits paid	(737)	(598)	(1,001)	(14)
Remeasurement gain / (loss) arising from return on plan assets	(29)	(12)	(58)	(1)
Interest income	257	301	306	4

At March 31,	3,868	4,418	4,009	54

Summary of Sensitivity Analysis for Significant Actuarial Assumptions
Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2020 ( ₹ in million)	Year ended March 31, 2021 ( ₹ in million)	Year ended March 31, 2021 (US dollars in million)
Discount rate

Increase by 0.50%	(213)	(213)	(3)
Decrease by 0.50%	227	231	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	200	208	3
Decrease by 0.50%	(198)	(199)	(3)

BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Statement [LineItems]
Summary of Present Value of Obligation and Fair Value of Plan Assets	The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2021 ( ₹ Million)	As at March 31, 2021 (US dollars in million)
Fair value of plan assets of trusts	21,949	23,437	24,213	331
Present value of defined benefit obligations	(21,159)	(22,990)	(23,751)	(325)

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Summary of Asset Allocation of Plan Assets
Percentage allocation of Plan assets of the trust

	As at March 31, 2019	As at March 31, 2020	As at March 31, 2021
Assets by category
Government Securities	65.66	61.68	63.19
Debentures/Bonds	33.09	36.67	34.36
Equity	1.25	1.65	1.63
Money Market Instruments	—	—	0.82